Derivative Instruments and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities

NOTE 16 — Derivative Instruments and Hedging Activities

The Company entered into foreign currency exchange options and foreign currency forward contracts to hedge its purchase of Actavis Group for €4.25 billion. The foreign currency exchange options had a net premium of $156.8 million that was settled and paid on October 9, 2012. These transactions were entered into to mitigate exposure resulting from movements of the U.S. dollar against the Euro in connection with the purchase obligation. Since these derivatives were hedges on foreign currency risk for a business combination denominated in a foreign currency, the change in the value of the derivatives was recognized in the statement of operations. The net loss on the derivative contracts of $70.4 million was recognized in other income and expense during the twelve months ended December 31, 2012.